THE ADVISORS' INNER CIRCLE FUND


                                        HGK
                                 FIXED INCOME FUND

                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 1998






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)
                                      Face       Market
                                     Amount       Value
HGK FIXED INCOME FUND                 (000)       (000)
--------------------------------------------------------
[Pie Chart Omitted]
Plot Points are as follows:

% of Total Fund Investments
Repurchase Agreement 1%
U.S. Treasury Obligations 25%
U.S. Gov't. Mortgage-Backed Securities 3%
Asset Backed Securities 2%
Corporate Obligations 57%
U.S. Gov't Agency Obligations 12%

CORPORATE OBLIGATIONS (56.7%)
AIR TRANSPORTATION (3.2%)
   Federal Express, Ser 1996-A1
        7.850%, 01/30/15               $147      $  157
   Northwest Airlines
        7.068%, 07/02/17                285         287
                                                 ------
                                                    444
                                                 ------
APARTMENTS (2.8%)
   Cyprus Minerals
        6.625%, 10/15/05                400         401
                                                 ------
AUTOMOTIVE (1.7%)
   Ford Motor
        7.700%, 05/15/97                225         244
                                                 ------
BANKS (7.1%)
   ANZ Banking Group
        7.550%, 09/15/06                600         645
   Fleet Credit Card LLC
        6.450%, 10/30/00                300         299
   Peoples Bank
        7.200%, 12/01/06                 50          51
                                                 ------
                                                    995
                                                 ------
BROADCASTING, NEWSPAPERS & ADVERTISING (9.9%)
   TCI Communications
        8.650%, 09/15/04                300         328
        7.875%, 02/15/26                225         245
   Time Warner
        7.400%, 02/01/04                425         438
        9.125%, 01/15/13                325         388
                                                 ------
                                                  1,399
                                                 ------
FINANCIAL SERVICES (9.1%)
   Banesto Finance
        7.500%, 03/25/07                450         478

                                       Face      Market
                                      Amount      Value
                                       (000)      (000)
-------------------------------------------------------
   Countrywide Funding
        6.880%, 08/03/98               $150      $  150
   Lehman Brothers Holdings
        7.200%, 08/15/09                100         105
   Lehman Brothers Holdings,
     Ser E, MTN
        6.625%, 12/27/02                375         380
   Paine Webber
        6.550%, 04/15/08                175         174
                                                 ------
                                                  1,287
                                                 ------
FOOD, BEVERAGE & TOBACCO (3.4%)
   Philip Morris
        7.750%, 01/15/27                175         185
   RJR Nabisco
        8.750%, 07/15/07                275         286
                                                 ------
                                                    471
                                                 ------
GAS/NATURAL GAS (1.8%)
   KN Energy
        7.250%, 03/01/28                250         251
                                                 ------
INSURANCE (1.2%)
   Delphi Funding LLC
        9.310%, 03/25/27                150         168
                                                 ------
PETROLEUM & FUEL PRODUCTS (2.6%)
   Freeport-McMoran
        7.200%, 11/15/26                425         360
                                                 ------
PETROLEUM REFINING (6.2%)
   USX
        8.500%, 03/01/23                325         371
   YPF Sociedad Anonima
        8.000%, 02/15/04                500         506
                                                 ------
                                                    877
                                                 ------
PRINTING & PUBLISHING (6.8%)
   A.H. Belo
        7.250%, 09/15/27                300         308
   News America Holdings
        7.750%, 12/01/45                625         652
                                                 ------
                                                    960
                                                 ------
RETAIL (0.9%)
   Lowe's
        6.875%, 02/15/28                 50          50
   Nordstrom
        6.950%, 03/15/28                 75          76
                                                 ------
                                                    126
                                                 ------
TOTAL CORPORATE OBLIGATIONS
   (Cost $7,854)                                  7,983
                                                 ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)

                                       Face      Market
                                      Amount      Value
HGK FIXED INCOME FUND (concluded)      (000)      (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (24.9%)
   U.S. Treasury Notes
     6.000%, 05/31/98                $  675      $  676
        4.750%, 10/31/98              1,075       1,072
        5.500%, 11/15/98                200         200
        5.000%, 01/31/99                250         249
        6.875%, 08/31/99                175         178
        5.875%, 11/15/99                350         352
        6.250%, 05/31/00                100         101
        5.750%, 08/15/03                250         251
        6.000%, 02/15/26                425         424
                                                 ------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,506)                                  3,503
                                                 ------

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.6%)
   FNMA
        7.550%, 03/27/07                700         717
   FNMA MTN
        5.670%, 01/25/01                500         495
        6.400%, 11/04/02                350         352
        6.875%, 09/10/12                200         208
                                                 ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,755)                                  1,772
                                                 ------

U.S. GOVERNMENT MORTGAGE-BACKED BOND (3.0%)
   GNMA
        7.000%, 02/15/06                166         169
        7.000%, 12/15/23                255         258
                                                 ------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BOND
   (Cost $422)                                      427
                                                 ------

ASSET-BACKED SECURITY (1.6%)
   Equicredit, Ser 1997-B
        6.415%, 03/15/12                225         225
                                                 ------
TOTAL ASSET-BACKED SECURITY
   (Cost $225)                                      225
                                                 ------

REPURCHASE AGREEMENT (0.3%)
   Lehman Brothers,
     5.25%, dated 04/30/98, matures
     05/01/98, repurchase price $42,873
     (collateralized by U.S. Treasury
      Bill, par value $46,196,
     04/01/99: market value $43,947)     43          43
                                                 ------
TOTAL REPURCHASE AGREEMENT
   (Cost $43)                                        43
                                                 ------


                                                 Market
                                                  Value
                                                  (000)
-------------------------------------------------------
TOTAL INVESTMENTS (99.1%)
   (Cost $13,805)                               $13,953
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.9%)            125
                                                -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,342,780 outstanding
     shares of beneficial interest               13,787
   Accumulated net realized gain
     on investments                                 143
   Net unrealized appreciation
     on investments                                 148
                                                -------
TOTAL NET ASSETS (100.0%)                       $14,078
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $10.48
                                                =======

FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
SER--SERIES

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1998.                       (Unaudited)

                                                                                                           HGK
                                                                                                      FIXED INCOME
                                                                                                           FUND
                                                                                                       -----------
                                                                                                           (000)
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest .................................................................................             $ 462
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income.................................................................               462
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .................................................................                34
   Investment Advisory Fee Waiver ...........................................................               (34)
   Reimbursements by Advisor.................................................................               (25)
   Administrative Fees ......................................................................                37
   Custodian Fees ...........................................................................                 8
   Professional Fees ........................................................................                10
   Transfer Agent Fees ......................................................................                18
   Printing Fees ............................................................................                 4
   Trustee Fees .............................................................................                 4
   Registration Fees ........................................................................                 6
   Insurance and Other Fees ..................................................................                6
-------------------------------------------------------------------------------------------------------------------
   Total Expenses, Net ......................................................................                68
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income ................................................................               394
-------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ...................................................               144
   Net Change in Unrealized Depreciation of Investment Securities ...........................              (154)
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Loss on Investments ........................................               (10)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations .....................................             $ 384
===================================================================================================================

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND

For the six-month period ended April 30, 1998 (Unaudited) and the year ended October 31, 1997

                                                                                                     HGK
                                                                                                 FIXED INCOME
                                                                                                    FUND
                                                                                          -------------------------
                                                                                          11/01/97        11/01/96
                                                                                         TO 04/30/98    TO 10/31/97
                                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ..........................................................         $  394        $    770
   Net Realized Gain from Securities Sold .........................................            144              69
   Net Change in Unrealized Appreciation (Depreciation) of Investment Securities ..           (154)            227
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..........................            384           1,066
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..........................................................           (394)           (770)
   Realized Capital Gains .........................................................            (53)             --
-------------------------------------------------------------------------------------------------------------------
     Total Distributions...........................................................           (447)           (770)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ....................................................          1,284           2,041
   Reinvestment of Cash Distributions .............................................            377             764
   Cost of Shares Redeemed ........................................................           (891)         (2,245)
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ...............            770             560
-------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...............................................            707             856
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ............................................................         13,371          12,515
-------------------------------------------------------------------------------------------------------------------
   End of Period ..................................................................        $14,078         $13,371
-------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .........................................................................            122             197
   Issued in Lieu of Cash Distributions ...........................................             36              74
   Redeemed .......................................................................            (85)           (218)
-------------------------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions..............................................             73              53
===================================================================================================================
Amounts designated as "--" are $0.

   The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 1998 (Unaudited) and the periods ended October 31.


For a share outstanding throughout each period





          Net                Realized and                                 Net                 Net                      Ratio
         Asset                Unrealized  Distributions  Distributions   Asset               Assets       Ratio        of Net
         Value        Net      Gains or      from Net        From        Value                End      of Expenses     Income
       Beginning  Investment  (Losses) on   Investment     Capital        End      Total   of Period    to Average    to Average
       of Period    Income    Securities      Income        Gains      of Period   Return    (000)      Net Assets    Net Assets
       --------    --------   ----------  -------------  ------------- ---------   ------  ---------    ----------    ----------
-----------------
HGK FIXED INCOME
-----------------
1998**   $10.53     0.30       (0.01)        (0.30)        (0.04)        $10.48     2.84%+   $14,078      1.00%         5.81%
1997     $10.29     0.60        0.24         (0.60)           --         $10.53     8.47%    $13,371      1.00%         5.85%
1996     $10.88     0.61       (0.17)        (0.61)        (0.42)        $10.29     4.29%    $12,515      1.00%         5.92%
1995(1)  $10.00     0.67        0.88         (0.67)           --         $10.88    16.07%*   $10,420      1.00%*        6.38%*

                             Ratio
              Ratio          of Net
           of Expenses     Investment
           to Average      Income to
           Net Assets      Average net
          (Excluding    Assets (Excluding        Portfolio
          Waivers and   (Excluding Waivers        Turnover
         Reimbursements  and Reimbursements)       Rate
         --------------  ------------------      --------
-----------------
HGK FIXED INCOME
-----------------
1998**          1.87%          4.94%               93.10%
1997            1.64%          5.21%              256.52%
1996            1.51%          5.41%              264.02%
1995(1)         2.37%*         5.01%*             300.48%



Amounts designated as "--" are either $0 or have been rounded to $0.
  * Annualized
 ** For the period ended April 30, 1998. All ratios have been annualized.
  + Total return is for the period indicated and has not been annualized.
(1) The HGK Fixed Income Fund commenced operations on November 3, 1994.


  The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)


1.  ORGANIZATION:
THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with seven portfolios. The financial statements herein are those of the HGK Fixed Income Fund (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investment securities of the Fund which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to Shareholders monthly. Any net realized capital gains are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)


     accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an Administration Agreement dated November 14, 1991, as amended and restated on May 17, 1994, under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .20% of the Fund's average daily net assets.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Fund and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994 under which the Adviser receives an annual fee equal to .50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses to not more than 1.00% of the average daily net assets of the Fund. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 1998                                                       (Unaudited)


6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 1998 are as follows:

                                        HGK FIXED INCOME
                                           FUND (000)
                                        ----------------
Purchases
     Government ..................         $2,479
     Other .......................          9,252
Sales
     Government ..................         $3,383
     Other .......................          8,622

At April 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1998, are as follows:

                                         HGK FIXED INCOME
                                           FUND (000)
                                         ----------------
Aggregate gross unrealized
     appreciation ................           $ 241
Aggregate gross unrealized
     depreciation ................             (93)
                                            ------
Net unrealized appreciation ......           $ 148
                                            ======

HGK-F-005-02